Marketable Securities Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Marketable Securities Disclosure

3. Marketable Securities

	2016 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2017 Fair value $

Marketable securities	9,656	--	--	(1,137)	--	8,519

	2015 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2016 Fair value $

Marketable securities	14,051	--	--	(4,395)	--	9,656